BNY Mellon Global Equity Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.6%
Brazil — 1.2%
B3 SA - Brasil Bolsa Balcao	832,073	2,581,993
Canada — 1.9%
Intact Financial Corp.	20,951	4,113,680
China — 5.1%
Contemporary Amperex Technology Co. Ltd., Cl. A	45,200	2,656,271
NARI Technology Co. Ltd., Cl. A	850,500	3,074,337
NetEase, Inc.	121,100	3,233,237
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	86,100	2,028,524
		10,992,369
Denmark — 1.6%
Novo Nordisk A/S, Cl. B	73,594	3,467,565
France — 10.4%
BNP Paribas SA	28,217	3,577,210
Bureau Veritas SA	92,988	2,969,380
Cie de Saint-Gobain SA	46,325	4,353,557
Cie Generale des Etablissements Michelin SCA	96,188	3,884,701
Publicis Groupe SA	35,138	3,741,204
Veolia Environnement SA	92,240	3,677,183
		22,203,235
Germany — 3.3%
adidas AG	19,158	3,524,846
Fresenius SE & Co. KGaA	66,599	3,421,527
		6,946,373
Hong Kong — 4.3%
AIA Group Ltd.	544,800	5,517,107
Hong Kong Exchanges & Clearing Ltd.	70,700	3,685,153
		9,202,260
Indonesia — .4%
Bank Rakyat Indonesia Persero Tbk PT	4,811,000	813,535
Ireland — 3.6%
Medtronic PLC	38,914	3,322,867
Smurfit Westrock PLC	94,924	4,363,656
		7,686,523
Italy — 2.6%
Davide Campari-Milano NV	4,840	32,854
Enel SpA	265,781	3,003,091
Moncler SpA	42,564	2,414,625
		5,450,570
Japan — 1.3%
Tokyo Electron Ltd.	8,100	2,734,449
Netherlands — 2.6%
Airbus SE	14,753	3,448,818
Universal Music Group NV	130,088	2,156,671
		5,605,489
Spain — 2.2%
Industria de Diseno Textil SA	71,518	4,687,761

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.6% (continued)
Sweden — 1.9%
Sandvik AB	39,575	1,483,533
SKF AB, Cl. B	91,413	2,480,473
		3,964,006
Taiwan — .9%
MediaTek, Inc.	18,000	1,926,456
United Kingdom — 11.8%
AstraZeneca PLC	22,211	3,790,702
BAE Systems PLC	170,301	4,814,727
Barclays PLC	669,035	4,605,626
GSK PLC	150,913	3,907,554
Persimmon PLC	125,048	1,870,969
Smith & Nephew PLC	164,826	2,588,074
Unilever PLC	55,274	3,510,593
		25,088,245
United States — 39.5%
Bristol-Myers Squibb Co.	48,684	3,179,552
Cisco Systems, Inc.	27,751	3,218,839
CME Group, Inc.	19,983	5,351,248
ConocoPhillips	21,405	2,578,874
Diamondback Energy, Inc.	11,585	2,351,176
Elevance Health, Inc.	10,740	4,036,522
Exelon Corp.	86,645	3,970,074
Expand Energy Corp.	46,567	4,378,695
First Horizon Corp.	120,567	3,091,338
Gilead Sciences, Inc.	41,102	5,351,891
International Paper Co.	22,064	900,873
Johnson & Johnson	13,172	3,376,642
Levi Strauss & Co., Cl. A	128,714	3,156,067
Molson Coors Beverage Co., Cl. B	51,307	2,132,319
Old Republic International Corp.	78,983	3,412,855
Omnicom Group, Inc.	35,837	2,820,372
PepsiCo, Inc.	20,283	2,830,695
Pfizer, Inc.	148,204	3,706,582
Pool Corp.	16,081	2,986,403
PPG Industries, Inc.	34,535	3,816,808
Starbucks Corp.	35,631	3,750,163
Texas Instruments, Inc.	15,475	4,267,077
The Home Depot, Inc.	13,019	4,321,787
UnitedHealth Group, Inc.	12,700	5,262,880
		84,249,732
Total Equity Securities - Common Stocks (cost $166,191,339)		201,714,241

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 1.5%
South Korea — 1.5%
Samsung Electronics Co. Ltd. (cost $853,330)	0.62	26,169	3,285,626

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.6%
Registered Investment Companies — 3.6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $7,668,753)	3.70	7,668,753	7,668,753
Total Investments (cost $174,713,422)		99.7%	212,668,620
Cash and Receivables (Net)		.3%	570,821
Net Assets		100.0%	213,239,441

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Global Equity Income Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	98,631,928	103,082,313††	—	201,714,241
Equity Securities - Preferred Stocks	—	3,285,626††	—	3,285,626
Investment Companies	7,668,753	—	—	7,668,753
	106,300,681	106,367,939	—	212,668,620

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At July 31, 2026, accumulated net unrealized appreciation on investments was $37,955,198, consisting of $41,743,977 gross unrealized appreciation and $3,788,779 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.